10. Subsequent Events	6 Months Ended	12 Months Ended
	Oct. 31, 2016	Apr. 30, 2016
Notes
10. Subsequent Events

10. Subsequent Events

We have evaluated subsequent events through the date of issuance of the financial statements, and did not have any material recognizable subsequent events after October 31, 2016 other than the following:

 (a)          On November 4, 2016, the Company issued 1,216,113 shares of common stock for the conversion of $3,000 of convertible debentures and $101 of accrued interest, as noted in Note 6(d).

 (b) On November 30, 2016, the Company entered into an advisory agreement with an unrelated party. Pursuant to the agreement, the consultant is to be compensated by 6,000,000 of the Company's common shares upon execution of the agreement, and a monthly cash fee of $2,500 beginning December 1, 2016. In the event that the Company does not have cash available to pay the balance of the monthly cash fee balance at the beginning of each month, the consultant has the right to convert such balance into a convertible promissory note, which shall allow for conversion into shares of common stock of the Company at a fifty percent discount to the ten-day average closing price of the common shares at such time  On December 6, 2016, 6,000,000 shares were issued pursuant to the advisory agreement.

On November 4, 2016, the Company entered into an equity purchase agreement with an unrelated investor. Pursuant to the agreement, the Company agrees to issue and sell to the investor up to five million dollars of the Company's common stock. The agreement expires on the earlier of i) the date on which the Investor purchases the maximum amount or ii) December 31, 2017. As a condition of the agreement, the Company agreed to issue to the Investor a convertible note in the principal amount of $50,00. Under the terms of the debenture, the agreement is due on November 4, 2017. In the event of default, the debenture is convertible into common shares of the Company at a conversion price equal to 50% of the lowest trading price of the Company's common shares for the past 25 trading days prior to notice of conversion.

On November 4, 2016, the Company issued a convertible debenture to a non-related party for $55,000 as part of the equity purchase agreement. Pursuant to the agreement, the note was issued with a 10% original issue discount and as such the purchase price was $50,000.  Under the terms of the debenture, the amount is unsecured, bears simple interest at 10% per annum, and is due on November 4, 2017. The debenture is convertible into common shares of the Company at a conversion price equal to the lower of a) 50% of the lowest trading price of the Company's common stock of the twenty-five prior trading days immediately preceding the conversion date or b) the closing bid price on the original issue date.

 (c) On December 6, 2016, the Company issued 720,000 common shares to each of the consultants as per the consulting agreements dated August 26, 2016, described in Note 9 (for a total of 3,600,000 shares). Of these common shares issued, 180,000 common shares in excess of that stated in each of the agreements were issued in error (in other words, a total of 720,000 shares were erroneously issued). It is the Company's intention to retract these excess shares issued in error.

NOTE 10.  Subsequent Events

a) On May 17, 2016, the Company issued a convertible promissory note to an unrelated party for $33,000. Pursuant to the agreement, the note was issued with a 10% original issue discount and as such the purchase price was $30,000. The note is convertible into common stock of the Company at a price equal to 50% of the lowest trading price of the Company's common stock of either (i) the twenty-five prior trading days immediately preceding the issuance of the note or (ii) the twenty-five prior trading days including the day upon which a notice of conversion is received by the Company. The promissory note shall bear interest at 10% per annum and is due on May 17, 2017.

b) On June 13, 2016, the Company issued 3,217,352 shares of common stock for the conversion of $8,368 of convertible debentures, as noted in Note 5(b).

c) On June 28, 2016, the Company issued 1,176,470 shares of common stock for the conversion of $3,000 of convertible debentures, as noted in Note 5(a).

d) On July 27, 2016, the Company issued 1,579,800 shares of common stock for the conversion of $4,000 of convertible debentures and $28 of accrued interest, as noted in Note 5(a).